Staff costs	12 Months Ended
Dec. 31, 2018
Disclosure Of Staffing Costs [Abstract]
Staffing costs

14. Staff costs

	Year ended December 31,
in USD ‘000	2018	2017	2016
Wages and salaries	9,023	7,715	4,807
Social charges	946	993	443
Post-employment benefits expense	416	435	(51)
Share-based payments	9,152	8,856	2,237
Total staff costs	19,537	17,999	7,436

The Group employed on average 39.6 full-time equivalents (“FTE”) in 2018, compared to 32.3 FTE in 2017 and 22.4 FTE in 2016, and 43.2 FTE as at December 31, 2018 compared to 37.7 FTE as at December 31, 2017 and 25.3 FTE as at December 31, 2016.

For the year ended December 31, 2018, the post-employment benefits line includes a gain of USD 162 thousand relating to the plan amendment enacted in 2018 (2017: nil, 2016: USD 512 thousand).